VALUATION AND QUALIFYING ACCOUNTS - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Allowance for net unrealized gains (losses) on marketable securities:
Balance, beginning of year	$ 297,031	$ 236,412	$ 333,633
Additions (deletions)	103,510	60,619	(97,221)
Balance, end of year	$ 400,541	$ 297,031	$ 236,412